Equipment Installment Plan Receivables - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Guarantee liability		$ 11	$ 15
Equipment installment plan receivables | Equipment and product sales revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Out-of-period adjustment	$ 2
Equipment installment plan receivables | Selling, general and administrative expense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Out-of-period adjustment	(2)
Equipment installment plan receivables | Income before income taxes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Out-of-period adjustment	$ 4